Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2017
Disclosure of operating segments [line items]
Number of business segments	3
Bottom of range [member]
Disclosure of operating segments [line items]
Concentration of risk percentage	10.00%